Share Capital (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations
	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2026	2025	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Research and development	79	37	22	(39)
General and administrative	142	50	223	118

Total share-based compensation expenses	221	87	245	79

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	June 30, 2026	June 30, 2026	June 30, 2026
Outstanding at January 1, 2026	0.14	31,492,720	6.71
Forfeited	0.17	(1,418,880)
Granted	0.03	1,930,960	9.79

Outstanding at June 30, 2026	0.13	32,004,800	6.14

Schedule of Unvested RSA
Number of RSAs
RSA	June 30, 2026
Unvested at beginning of the year	10,071,360
Granted	-
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)
Forfeited	-

Outstanding at June 30, 2026	8,584,880